Contract balances (Details 1) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Balance as of April 1, 2021	₨ 7,516	₨ 16,113
Add: Revenue recognized during the year	43,155	26,837
Less: Invoiced during the period	(721)	(34,938)
Add: Translation gain or (loss)	1,333	(496)
Balance as at March 31, 2022	₨ 51,283	₨ 7,516